Unaudited Condensed Consolidated Interim Statements of Cash Flows € in Thousands, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($) [1]	Jun. 30, 2023 EUR (€)		Dec. 31, 2023 EUR (€)
Cash flows from operating activities
Profit (loss) for the period	€ (3,347)	$ (3,581)	€ 4,563	[2]	€ 625
Adjustments for:
Financing expenses (income), net	2,206	2,361	(1,556)		3,034
Profit from settlement of derivatives contract	199	213
Impairment losses on assets of disposal groups classified as held-for-sale	405	433			2,565
Depreciation and amortization	8,279	8,854	8,064		16,473
Share-based payment transactions	61	65	62		121
Share of profits of equity accounted investees	(1,809)	(1,935)	(1,541)	[2]	(4,320)
Change in trade receivables and other receivables	(3,214)	(3,437)	558		(302)
Change in other assets	5	5	(155)		(681)
Change in receivables from concessions project	793	848	836		1,778
Change in trade payables	(633)	(677)	(1,409)		(45)
Change in other payables	1,759	1,881	383		(2,235)
Tax benefit	(993)	(1,062)	(1,203)		(1,852)
Income taxes refund (paid)	479	512	(20)		(912)
Repayment of interest on loan from an equity accounted investee					1,501
Interest received	1,706	1,825	1,353		2,936
Interest paid	(5,428)	(5,805)	(4,664)		(10,082)
Net cash provided by operating activities	468	500	5,271		8,604
Cash flows from investing activities
Acquisition of fixed assets	(19,593)	(20,954)	(26,225)	[3]	(58,848)
Interest paid capitalized to fixed assets	(1,121)	(1,199)	(1,243)	[3]	(2,283)
Proceeds from sale of investments	9,267	9,911
Repayment of loan by an equity accounted investee					1,324
Loan to an equity accounted investee			(68)		(128)
Advances on account of investments	(54)	(58)	(777)		(421)
Proceeds from advances on account of investments in process					2,218
Proceeds from sales of marketable securities			2,837		2,837
Proceeds in settlement of derivatives, net	159	170
Proceeds from in restricted cash, net	119	127	893		840
Investment in short term deposit	(1,483)	(1,586)	(1,257)		(1,092)
Net cash used in investing activities	(12,706)	(13,589)	(25,840)		(55,553)
Cash flows from financing activities
Issuance of warrants	3,735	3,995
Cost associated with long term loans	(1,466)	(1,568)	(706)		(1,877)
Payment of principal of lease liabilities	(486)	(520)	(777)		(1,156)
Proceeds from long term loans	10,478	11,206	21,499		32,157
Repayment of long-term loans	(6,667)	(7,130)	(6,602)		(12,736)
Repayment of Debentures	(35,845)	(38,336)	(17,763)		(17,763)
Proceeds from issuance of Debentures, net	45,790	48,972	55,808		55,808
Net cash provided by financing activities	15,539	16,619	51,459		54,433
Effect of exchange rate fluctuations on cash and cash equivalents	1,188	1,270	(3,478)		(2,387)
Increase in cash and cash equivalents	4,489	4,800	27,412		5,097
Cash and cash equivalents at the beginning of the period	51,127	54,680	46,458		46,458
Cash from disposal groups classified as held-for-sale	428	458	(36)		(428)
Cash and cash equivalents at the end of the period	€ 56,044	$ 59,938	€ 73,834		€ 51,127

[1]	Convenience translation into US$ (exchange rate as at June 30, 2024: EUR 1 = US$ 1. 069)
[2]	The results of the Talmei Yosef solar plant have been reclassified as a discontinued operation and the results for these periods have been adjusted accordingly.
[3]	Reclassified